Employee benefits (Tables)	12 Months Ended
Mar. 31, 2026
Statement [LineItem]
Summary of Employee Costs
a)
Employee costs includes

	Year ended March 31,
	2024		2025		2026
Salaries and bonus	₹	524,484	₹	507,629	₹	525,825
Contribution to provident and other funds		19,227		20,306		25,565
Share-based compensation(1)		5,590		5,542		4,465
	₹	549,301	₹	533,477	₹	555,855

(1)
Includes ₹ 6, ₹ (9) and ₹ Nil for the years ended March 31, 2024, 2025 and 2026, respectively, towards cash settled ADSs and RSUs.

The employee benefit cost is recognized in the following line items in the consolidated statement of income:

	Year ended March 31,
	2024		2025		2026
Cost of revenues	₹	459,466	₹	452,800	₹	480,122
Selling and marketing expenses		51,224		47,788		43,060
General and administrative expenses		38,611		32,889		32,673
	₹	549,301	₹	533,477	₹	555,855

Summary of Defined Benefit Plan Actuarial (Gains) Losses Recognized in Other Comprehensive Income

Defined benefit plan actuarial (gains)/losses recognized in other comprehensive income include:

	Year ended March 31,
	2024		2025		2026
Return on plan assets excluding interest income - loss/(gain)	₹	(675)	₹	(416)	₹	384
Actuarial loss/(gain) arising from financial assumptions		373		146		730
Actuarial loss/(gain) arising from demographic assumptions		98		(115)		28
Actuarial loss/(gain) arising from experience adjustments		82		(12)		(1,290)
Change in the effect of asset ceiling - loss/(gain)		(71)		74		6
(Gain)/loss on re-measurement of defined benefit plans, net	₹	(193)	₹	(323)	₹	(142)
Deferred tax (asset)/liability thereon		111		49		10
(Gain)/loss on re-measurement of defined benefit plans, net of deferred taxes	₹	(82)	₹	(274)	₹	(132)

Summary of Defined Benefit Plans

Amount recognized in the consolidated statement of income in respect of defined benefit plans is as follows:

	Year ended March 31,
	2024		2025		2026
Current service cost	₹	2,993	₹	3,205	₹	3,795
Past service cost		-		-		3,566
Net interest expense on net defined benefit liability		45		95		268
Net charge to consolidated statement of income	₹	3,038	₹	3,300	₹	7,629

Actual return on plan assets	₹	1,828	₹	1,646	₹	879

Summary of Change in Present Value of Defined Obligation and Plan Assets

Change in present value of defined benefit obligation is summarized below:

	As at March 31,
	2025		2026
Defined benefit obligation at the beginning of the year	₹	21,516	₹	24,188
Addition through Business combination		-		1,311
Current service cost		3,205		3,795
Past service cost		-		3,566
Interest expense on obligation		1,308		1,506
Benefits paid		(2,627)		(2,631)
Contributions from plan participants and due to transfer		558		87
Remeasurement loss/(gain)
Actuarial loss/(gain) arising from financial assumptions		146		730
Actuarial loss/(gain) arising from demographic assumptions		(115)		28
Actuarial loss/(gain) arising from experience adjustments		(12)		(1,290)
Translation adjustment		209		1,291
Defined benefit obligation at the end of the year	₹	24,188	₹	32,581

Change in plan assets is summarized below:

	As at March 31,
	2025		2026
Fair value of plan assets at the beginning of the year	₹	20,022	₹	22,231
Addition through Business combination		-		211
Expected return on plan assets		1,230		1,263
Employer contributions		141		5,417
Benefits paid		(313)		(188)
Contributions from plan participants and due to transfer		558		87
Remeasurement (loss)/gain
Return on plan assets excluding interest income - (loss)/gain		416		(384)
Translation adjustment		177		1,200
Fair value of plan assets at the end of the year	₹	22,231	₹	29,837

	As at March 31,
	2025		2026
Defined benefit obligation	₹	24,188	₹	32,581
Fair value of plan assets		22,231		29,837
Present value of unfunded obligation	₹	(1,957)	₹	(2,744)
Change in the effect of asset ceiling		(545)		(678)
Recognized liability	₹	(2,502)	₹	(3,422)

Change in effect of asset ceiling is summarized below:

	As at March 31,
	2025		2026
Effect of asset ceiling at the beginning of the year	₹	442	₹	545
Interest expense on effect of asset ceiling		17		25
Changes in the effect of limiting the surplus to the asset ceiling		74		6
Translation adjustment		12		102
Effect of asset ceiling at the end of the year	₹	545	₹	678

Summary of Principal Assumptions Used for Purpose of Actuarial Valuation of Defined Benefit Plans

The principal assumptions used for the purpose of actuarial valuation of these defined benefit plans are as follows:

	As at March 31,
	2025	2026
Discount rate	5.75%	5.70%
Expected return on plan assets	5.75%	5.70%
Expected rate of salary increase	6.40%	6.44%
Weighted average duration of defined benefit obligations	7.03 years	6.53 years

Summary of Expected Future Contribution and Estimated Future Benefit Payments

Expected future contribution and estimated future benefit payments from the fund are as follows:

For the year ended March 31, 2025
Expected contribution to the fund during the year ending March 31, 2026	₹	3,545
Estimated benefit payments from the fund for the year ending March 31:
2026	₹	3,565
2027		3,218
2028		2,953
2029		2,736
2030		2,412
Thereafter		17,692
Total	₹	32,576

For the year ended March 31, 2026
Expected contribution to the fund during the year ending March 31, 2027	₹	3,515
Estimated benefit payments from the fund for the year ending March 31:
2027	₹	5,493
2028		4,518
2029		4,134
2030		3,748
2031		3,493
Thereafter		21,690
Total	₹	43,076

Summary of Fund and Plan Assets of Provident Fund

The details of fund and plan assets are given below:

	As at March 31,
	2025		2026
Fair value of plan assets	₹	121,067	₹	133,417
Present value of defined benefit obligation		(121,067)		(133,417)
Net shortfall	₹	-	₹	-

Provident fund [member]
Statement [LineItem]
Summary of Principal Assumptions Used for Purpose of Actuarial Valuation of Defined Benefit Plans

The principal assumptions used in determining the present value obligation of interest guarantee under the deterministic approach are as follows:

	As at March 31,
	2025	2026
Discount rate for the term of the obligation	6.55%	6.50%
Weighted average remaining tenure of investment portfolio	6.71 years	13.81 years
Guaranteed rate of return	8.25%	8.25%